================================================================================

                                  [PHOTO]                  [PHOTO]
                                  -------                  -------
                                  Michael M. Spencer       Paul Marandett
                                  Director of Fixed        Portfolio Manager
                                  Income Investments       California Tax Exempt
                                                           Money Fund


TO OUR SHAREHOLDERS



One of the great benefits of our semi-annual communication to our shareholders is the opportunity to step back from our day to day wrestling with market forces and reflect over a longer time frame. In some respects, as we look at the first six months of 1997, we see the mirror image of 1996. In 1996, we began the year with widespread expectations of lower interest rates. These expectations were met, as the Federal Reserve actually lowered interest rates in January of 1996. As the year wore on, however, expectations changed and by the middle of last year there was widespread anticipation that interest rates would move higher, expectations which we shared.

Now look at 1997. We have had what appears to be a reverse replay. We began the year with the widespread expectation that the Federal Reserve would move to change rates, just as we had in 1996. And, just as in 1996, the Federal Reserve fulfilled that expectation. This time, however, the expectation and the movement were in the direction of higher rates, with the Federal Reserve raising the federal funds rate (the rate charge by banks to other banks for overnight borrowing) by 0.25% or 25 basis points. Also, just as in 1996, as the year has worn on, expectations have reversed course. Most now expect the Federal Reserve to at least remain neutral and refrain from either raising or lowering rates for at least the next few months.

But the most remarkable thing about all these observations, is not that 1997 just looks like 1996 in reverse. Rather, the most remarkable thing has been the continuing stability of the fixed income markets during these changes of direction by the Federal Reserve. On June 30, 1996 the 91-day Treasury Bill was priced to yield 5.20%; on December 31, 1996 it was priced to yield 5.19%, and on June 30, 1997 it was priced to yield 5.17%. While less stable than the short-term rate on the 91-day Treasury Bill, the long-term yield represented by the 30- year Treasury Bond has also shown remarkably little fluctuation, registering readings of 6.91%, 6.64%, and 6.78% on the three dates in question.

At least in the short term, we expect this stability to continue. Recent testimony by Alan Greenspan, as well as other governors of the Federal Reserve System, leads us to believe that the Federal Reserve is unlikely to move rates in either direction over the next few months. In addition, the economy, in the word of the Federal Reserve Chairman, remains exceptional. Economic growth continues, but not at a pace that has yet been fast enough to accelerate inflation.

As always, we will continue to maintain the highest quality investments in the Freedom California Tax Exempt Money Fund. At the end of June, the Freedom California Tax Exempt Money Fund offered a 7-day yield of 3.30% which represents 67% of yields offered by comparable taxable money funds. Six months ago that ratio stood at 59% thus demonstrating the strong relative performance of the tax exempt sector this year. The Funds annualized total return rose from a first quarter average of 2.84% to 3.29% for the second quarter. This jump in rates was initially caused by the Federal Reserve which raised the Federal Funds rate from 5.25% to 5.50% on March 25th of this year. At that time the Fed was in a preemptive mode, anticipating inflationary pressures from tremendous first quarter economic growth.

The economic slowdown during the second quarter, however, has seen long-term interest rates decline to levels well below those of last March. Surprisingly, this has not been the case in the short-term or money market sector. Strong corporate profits along with stock market appreciation resulted in larger than normal money fund redemption or outflows as shareholders made tax payments. Those outflows coupled with an increase in the supply of variable rate securities produced a supply/demand balance that kept short-term rates stable but comparatively high.

The month of June is historically the heaviest in terms of tax exempt note issuance as June 30th is year-end for California governmental units. Note issuance this June is slightly lighter than normal, however, as better overall economic conditions in California have produced greater tax revenues. The supply side of the equation is also smaller as individual investors continue to focus on the equity markets and corporations await word from Washington regarding the limits to be imposed on their tax exempt investments. Interest rate volatility, therefore, has been much lower than in past years.

These fundamental constraints have resulted in a fairly flat yield curve, a condition that has persisted for some time. Interest rates on variable rate securities have, on average, matched those offered by 3-month and 6-month securities for the last few quarters. The annual California note season however, created a temporary supply/demand imbalance resulting in higher interest rates on 12-month notes. The Freedom California Tax Exempt Money Fund, therefore was able to add to its note holdings as well as to replace maturing notes with higher yields than were previously available. This activity caused the Funds average maturity to jump from a low of 18-days to 60-days but as other California money funds follow suit we remain only slightly above average. Our general economic forecast as well as our outlook for interest rates dictates no change in strategy at this time. We will endeavor to maintain for our shareholders the highest rates of return consistent with our high standards of superior credit quality.

Sincerely,



Michael M. Spencer
Director of Fixed Income
Investments



Paul Marandett
Portfolio Manager





                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                      INVESTMENTS AS OF JUNE 30, 1997
                                  (UNAUDITED)

     PRINCIPAL
      AMOUNT                DESCRIPTION                               VALUE
      ------                -----------                               -----
  MUNICIPAL SECURITIES -- 95.3%
    $2,190,000           Alameda County Multi-Family
                           Mortgage Bonds (Quail Run Apts.)
                           (FNMA Insured) 4.00% 7-02-97             $2,190,000

     1,500,000           Anaheim Certificates of
                           Participation (AMBAC Insured/ABN
                           Amro LOC) 3.90% 7-02-97                   1,500,000

     1,000,000           California C.P. (Morgan
                           Guaranty/Bayerische Landesbank/
                           Credit Suisse/Landesbank
                           Hessen/WestDeutche Bank LOC)
                           3.75% 8-12-97                             1,000,000

     4,300,000           California Health Facilities
                           Authority (St. Francis Hospital)
                           (Bank of America LOC) 4.05% 7-02-97       4,300,000

     1,500,000           California Health Facilities
                           Authority (Sutter Health System)
                           (Morgan Guaranty LOC) 3.75%
                           7-01-97                                   1,500,000

     3,000,000           California School Cash Reserve
                           Program 4.75% 7-02-97                     3,000,071

     2,000,000           Carlsbad Multi-Family Mortgage
                           Bonds (La Costa Apartments) (Bank
                           of America LOC) 4.05% 7-02-97             2,000,000

     1,210,000           Central Coast Water Authority Series
                           96A (AMBAC Insured) 4.00% 10-01-97        1,211,028

     1,500,000           Concord Multi-Family Mortgage Bonds
                           (Crossroads Apartments) (FNMA
                           Insured) 4.00% 7-02-97                    1,500,000

     1,300,000           Duarte Redevelopment Agency Series
                           A (Bank of America LOC) 3.95%
                           7-03-97                                   1,300,000

     6,000,000           Foothill/Eastern Transportation
                           Agency Series 95B (Morgan Guaranty
                           LOC) 4.00% 7-03-97                        6,000,000

     1,250,000           Independent Cities (National
                           Westminster LOC) 4.00% 7-02-97            1,250,000


    PRINCIPAL
      AMOUNT                 DESCRIPTION                             VALUE
      ------                 -----------                             -----

    $1,200,000           Irvine Assessment District
                           Improvement Bonds (Kredeitbank NV
                           LOC) 3.75% 7-01-97                       $1,200,000

     1,000,000           Irvine Assessment District
                           Improvement Bonds (National
                           Westminster LOC) 3.75% 7-01-97            1,000,000

     1,000,000           Irvine Ranch Water District Revenue
                           Bonds (Bank of America LOC) 3.75%
                           7-01-97                                   1,000,000

     1,600,000           Irvine Ranch Water District Revenue
                           Bonds (Landesbank Hessen LOC)
                           3.75% 7-01-97                             1,600,000

     3,700,000           Kern County Public Facilities Proj.
                           Series A (Union Bank of Switzerland
                           LOC) 4.00% 7-02-97                        3,700,000

     3,000,000           Kern County Public Facilities Proj.
                           Series B (Union Bank of Switzerland
                           LOC) 4.00% 7-02-97                        3,000,000

     1,200,000           Kern County Public Facilities Proj.
                           Series D (Union Bank of Switzerland
                           LOC) 4.00% 7-02-97                        1,200,000

     2,700,000           Livermore Multi-Family Mortgage
                           Bonds (FNMA-Insured) 4.00%
                           7-02-97                                   2,700,000

     1,000,000           Los Angeles County MTA (Bayerische
                           Verein/Canadian Imperial Bank of
                           Commerce/National Westminster
                           LOC) 3.70% 9-04-97                        1,000,000

     4,000,000           Los Angeles County TRANS 4.50%
                           6-30-98                                   4,024,960

     1,100,000           Los Angeles DWAP (Toronto
                           Dominion/Bank of Nova Scotia LOC)
                           3.90% 10-06-97                            1,100,000

     1,000,000           Los Angeles USD TRANS 4.50% 9-30-97         1,001,232

     3,300,000           Mountainview Multi-Family Housing
                           Revenue (Villa Mariposa Project)
                           (FGIC-SPI) 4.00% 7-03-97                  3,300,000

                                     3




                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
               INVESTMENTS AS OF JUNE 30, 1997 - (CONTINUED)
                                  (UNAUDITED)



     PRINCIPAL
      AMOUNT                DESCRIPTION                               VALUE
      ------                -----------                               -----
  MUNICIPAL SECURITIES -- 95.3%
    $  400,000           Orange County Health Systems
                           Certificates of Participation
                           (Flo. Crittenton) (Swiss Bank LOC)
                           3.90% 7-02-97                            $  400,000

     1,000,000           Orange County Housing Authority
                           (Bear Brano Apartments) (Credit
                           Suisse LOC) 3.90% 7-03-97                 1,000,000

     1,500,000           Orange County Housing Authority
                           (Costa Mesa Project) (Chemical
                           Bank LOC) 3.90% 7-02-97                   1,500,000

     2,000,000           Orange County Sanitation District
                           (AMBAC Insured/Barclays Bank LOC)
                           4.00% 7-03-97                             2,000,000

       600,000           Orange County Water District
                           (National Westminster LOC) 3.75%
                           7-01-97                                     600,000

     3,000,000           Palm Springs Community
                           Redevelopment Agency (Citibank
                           LOC) 3.90% 7-02-97                        3,000,000

     1,500,000           Puerto Rico Industrial, Medical &
                           Environmental PCFA (Shering
                           Plough) (Morgan Guaranty LOC)
                           3.75% 12-01-97                            1,500,918

     1,300,000           Riverside County IDB (Bank of America
                           LOC) 3.75% 7-03-97                        1,300,000

     2,000,000           Riverside County TRANS 4.50% 6-30-98        2,010,541

     1,000,000           Sacramento County MFHA Revenue Bonds
                           (Grouse Run) (Bank of America LOC)
                           4.05% 7-03-97                             1,000,000

     2,600,000           San Bernadino County Certificates
                           of Participation (Canadian
                           Imperial Bank of Commerce LOC)
                           4.00% 7-02-97                             2,600,000

     3,000,000           San Bernadino County TRANS (Toronto
                           Dominion/Helaba LOC) 4.50%
                           6-30-98                                   3,018,720

     2,785,000           San Diego County Certificates of
                           Participation (AMBAC Insured)
                           4.00% 6-15-98                             2,788,856



     PRINCIPAL
      AMOUNT                DESCRIPTION                               VALUE
      ------                -----------                               -----
    $1,000,000           San Diego County TRANS (Canadian
                           Imperial Bank of Commerce LOC)
                           4.375% 9-30-97                          $ 1,002,061

     3,000,000           San Diego County TRANS Series A 4.50%
                           7-02-97                                   3,000,059

       300,000           San Jose MFHA (Foxchase Apts.)
                           (FGIC-SPI Insured) 4.00% 7-03-97            300,000

       500,000           San Jose MFHA (Fairway Glen Apts.)
                           (FGIC-SPI Insured) 4.00% 7-03-97            500,000

     1,000,000           San Mateo County TRANS 4.50% 7-01-98        1,006,740

     1,800,000           Santa Clara Electric Revenue Bonds
                           (National Westminster LOC) 4.00%
                           7-02-97                                   1,800,000

     4,000,000           Santa Clara MFHA (Foxchase Apts.)
                           (FGIC-SPI Insured) 4.00% 7-03-97          4,000,000

     2,385,000           Vallejo Multi-Family Mortgage Bonds
                           (FNMA Insured) 4.00% 7-02-97              2,385,000

     1,000,000           West & Central Basin Finance
                           Authority (Toronto Dominion LOC)
                           3.70% 7/10/97                             1,000,000

     2,000,000             3.45% 7/21/97                             2,000,000
                                                                     ---------
  TOTAL INVESTMENTS -- 95.3% .............................         $92,290,186(a)
  Other Assets & Liabilities, Net -- 4.7% ................           4,571,987
                                                                   -----------
  TOTAL NET ASSETS -- 100.0% .............................         $96,862,173
                                                                   ===========

Legend:
-------
C.P. -- Commercial Paper DWAP -- Department of Water & Power IDB -- Industrial Development Board LOC -- Letter of Credit MFHA -- Multifamily Housing Authority MTA -- Metropolitan Transit Authority PCFA -- Pollution Control Finance Authority TRANS -- Tax and Revenue Anticipation Notes USD -- Unified School District

Insurance Abbreviations:
------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC-SPI -- Federal Guaranty Insurance Corporation-
Securities Purchased Inc.
FNMA -- Federal National Mortgage Association
Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.
-----------------------
(a)  Cost for tax purposes is the same.

                       See Notes to Financial Statements

                                     4



                  FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                    STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1997
                                (UNAUDITED)


 ASSETS

   Investments, at amortized cost                                   $ 92,290,186
   Cash                                                               13,585,389
   Receivable for Fund shares sold                                       737,124
   Interest receivable                                                   591,177
   Prepaid expenses                                                          961
                                                                    ------------
     Total Assets                                                    107,204,837
                                                                    ------------
LIABILITIES
   Payable for Investments purchased                                  10,060,960
   Payable for Fund shares redeemed                                      112,307
   Dividends payable                                                     131,518
   Accrued expenses:
       Investment adviser's fee                                           32,216
       Transfer agent and shareholder servicing fee                        5,663
                                                                    ------------
       Total Liabilities                                              10,342,664
                                                                    ------------
NET ASSETS                                                          $ 96,862,173
                                                                    ============
NET ASSETS CONSIST OF:
   Capital paid in                                                  $ 96,859,965
   Accumulated net realized gain                                           2,208
                                                                    ------------
                                                                    $ 96,862,173
                                                                    ============
SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED)                                                         96,859,965
                                                                    ------------
NET ASSET VALUE PER SHARE                                           $       1.00
                                                                    ============


                     See Notes to Financial Statements

                                     5



                FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                          STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED JUNE 30, 1997
                                (UNAUDITED)


INTEREST INCOME                                                       $1,913,954
                                                                      ----------

EXPENSES
   Investment adviser's fee                                              275,663
   Transfer agent and shareholder services                                27,475
   Custodian                                                                 905
   Compensation of Trustees                                                4,370
   Audit                                                                   7,820
   Legal                                                                   8,230
   Printing, postage and stationery                                        8,640
   Membership dues                                                         2,665
   Registration expense                                                    4,440
   Insurance expense                                                       1,857
   Other                                                                     362
                                                                      ----------
       Total expenses before waiver                                      342,427
   Less: fees waived by adviser                                          (60,205)
                                                                      ----------
     Net expenses                                                        282,222
                                                                      ----------
NET INVESTMENT INCOME                                                  1,631,732
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,631,732
                                                                      ==========

                     See Notes to Financial Statements

                                     6




                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                    STATEMENT OF CHANGES IN NET ASSETS


                                           SIX MONTHS ENDED       YEAR ENDED
                                            JUNE 30, 1997*     DECEMBER 31, 1996
                                            --------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
   Net investment income                     $   1,631,732       $   3,024,843
                                             -------------       -------------
   Net increase in net assets
     resulting from operations                   1,631,732           3,024,843
                                             -------------       -------------
  DIVIDENDS TO SHAREHOLDERS                     (1,631,732)         (3,024,843)
                                             -------------       -------------
                                                  --                  --
                                             -------------       -------------
  CAPITAL SHARE TRANSACTIONS:
  (At Net Asset Value of $1 per share)
   Proceeds from sale of shares                159,140,571         385,547,845
   Net asset value of shares issued to
     shareholders in reinvestment of
     dividends                                   1,475,030           2,968,834
   Cost of shares redeemed                    (179,090,073)       (358,384,518)
                                             -------------       -------------
   Net increase from capital share
     transactions                              (18,474,472)         30,132,161
                                             -------------       -------------
   Net increase/(decrease) in net
     assets                                    (18,474,472)         30,132,161
NET ASSETS:
   Beginning of period                         115,336,645          85,204,484
                                             -------------       -------------
   End of period                             $  96,862,173       $ 115,336,645
                                             =============       =============
DIVIDENDS TO SHAREHOLDERS PER SHARE          $      0.0147       $      0.0286
                                             =============       =============
---------------
* Unaudited

                    See Notes to Financial Statements.

                                     7





                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
              (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
                       NOTES TO FINANCIAL STATEMENTS
                                (UNAUDITED)

     NOTE 1. ACCOUNTING POLICIES. Freedom Group of Tax Exempt Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund. The Trust consists of two series: the Freedom California Tax Exempt Money Fund (the "Fund") and the Freedom Tax Exempt Money Fund. The financial statements of the Freedom Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. The Fund values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     The Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     Expenses. The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid by the Trust to each Trustee who is not an interested person of the Trust. No remuneration is paid by the Trust to any Trustee or officer of the Trust who is affiliated with Freedom Capital Management Corporation, the Trust's advisor.

     The Trust has entered into an insurance agreement with ICI Mutual Insurance Company, under which the Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                                     8





                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
              (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
               NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                (UNAUDITED)

     Federal Income Tax. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Fund to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. The Fund may focus its investments in certain industries. As a result, the Fund may be subject to a greater risk than a fund that is more fully diversified in various industries.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony"). All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities"), formerly John Hancock Freedom Securities. On November 29, 1996, John Hancock Subsidiaries, Inc. sold approximately 95% of its interest in Freedom Securities to an investor group which includes certain members of management and employees of Freedom Securities and its subsidiaries, including FCMC. The consummation of the transaction resulted in a change of control of the Advisor, causing the advisory agreement between FCMC and the Trust, on behalf of each of the Funds, to be assigned, as such term is defined under the Investment Company Act of 1940. Shareholders have subsequently approved the new advisory agreement, as necessitated by this change in control. The new advisory agreement is substantially the same as the prior advisory agreement.

     FCMC, the investment advisor of the Trust, furnishes the Fund with administration and other services and office facilities in Boston. For these services and facilities, the Fund pays a monthly fee, based upon the average daily net asset value of the Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Fund itself pays no salaries or compensation to any of its officers.

     FCMC may voluntarily waive part or all of its management fee for a period under the terms of the advisory agreement. Such waivers were provided to the Fund for the six months ended June 30, 1997 and may be discontinued at any time.

                                     9





                 FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
              (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
               NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                (UNAUDITED)

     Sutro, Tucker Anthony and Freedom Distributors Corporation act as distributors of the Fund's shares and receive no compensation for such services. Freedom Services Corporation (formerly John Hancock Clearing Corporation) received reimbursements of $11,045 for maintaining and servicing certain shareholder accounts for the six months ended June 30, 1997.

     John Hancock Signature Services, Inc. ("JHSS"), formerly John Hancock Investor Services, Corp., a wholly-owned subsidiary of the Berkeley Financial Group is transfer agent for the Fund. JHSS received $12,080 for the six months ended June 30, 1997.

     NOTE 3. Purchases and sales (including maturities) of investments for the six months ended June 30, 1997 were as follows:

 Purchases of investments                                           $136,940,536
 Sales of investments                                               $157,671,000

                                    10





                         OUR FINANCIAL HIGHLIGHTS

     The table of FINANCIAL HIGHLIGHTS below represents a summary history of our operations. The table expresses the information in terms of a single share outstanding throughout each period:

                                                       DIVIDENDS                                                      RATIO OF NET
                               NET ASSET                  FROM                                            RATIO OF     INVESTMENT
                                 VALUE        NET         NET      NET ASSET               NET ASSETS     EXPENSES       INCOME
                               BEGINNING    INVEST-     INVEST-      VALUE                    END        TO AVERAGE    TO AVERAGE
                                  OF          MENT        MENT       END OF      TOTAL     OF PERIOD       DAILY         DAILY
PERIOD ENDED                    PERIOD     INCOME(A)     INCOME      PERIOD    RETURN**   (THOUSANDS)    NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997++                  $1.00      $0.0147    $(0.0147)     $1.00       1.50%      $ 96,862       0.51%+        2.96%+
December 31, 1996                 1.00       0.0286     (0.0286)      1.00       2.90%       115,337       0.46%         2.86%
December 31, 1995                 1.00       0.0325     (0.0325)      1.00       3.29%        85,204       0.47%         3.25%
December 31, 1994                 1.00       0.0228     (0.0228)      1.00       2.32%        72,659       0.46%         2.28%
December 31, 1993                 1.00       0.0195     (0.0195)      1.00       1.96%        90,479       0.33%         1.95%
December 31, 1992                 1.00       0.0241     (0.0241)      1.00       2.45%        67,929       0.29%         2.41%
December 31, 1991                 1.00       0.0388     (0.0388)      1.00       3.94%        50,005       0.27%         3.89%
December 31, 1990*                1.00       0.0183     (0.0183)      1.00       1.84%        32,381       0.34%+        5.28%+


--------------
  + Annualized.
 ++ Unaudited.
(a) Net of fees waived by the Adviser which amounted to $.0011,  $.0015, $.0018,
    $.0020, $.0028, $.0033, $.0042 and $.0017 per share, respectively.
 *  From commencement of operations, August 27, 1990.
 ** Total return would have been lower had the Advisor not waived fees.
    Periods less than a year are not annualized.


                                       11



                         NO SALES OR REDEMPTION CHARGES




                                  DISTRIBUTORS

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                           Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206


                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                             John Hancock Signature
                             Services, Incorporated
                                 P.O. Box 9102
                        Boston, Massachusetts 02205-9102

                              Telephone Toll Free
                                  800-257-3336



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           This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom California Tax Exempt Money Fund

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                               SEMI-ANNUAL REPORT
                                  JUNE 30,1997